Geographic Information	12 Months Ended
Dec. 31, 2021
Disclosure of geographical areas [abstract]
Geographic Information
18.	Geographic information

(a)	Revenue
Revenue presented below has been based on geographic location of customers.

	Year ended
	December 31, 2021	December 31, 2020
Canada	49,533	44,245
Europe	7,287	—
Other	699	—

Total	57,519	44,245